Debt and Capital Lease Obligations Debt Schedule Table (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Sep. 30, 2014		Dec. 31, 2013	Dec. 31, 2012	Apr. 11, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 1,305,559
Debt	1,304,034		437,280
Less current maturities	1,033,134		399,825
Effective interest rate (in percent)	5.50%
Total long-term debt and capital lease obligations	270,900		37,455
Current portion of long-term debt	270,900		36,682
Long-term debt, less current portion	1,033,134		371,427
Current portion of capital lease obligations	0		773
Noncurrent portion of obligations under capital leases	0		28,398
Predecessor
Debt Instrument [Line Items]
Long-term Debt			320,999
Financing lease obligations			87,110	55,409
Debt			437,280	106,472
Less current maturities			399,825	103,479
Total long-term debt and capital lease obligations			37,455	2,993
Current portion of capital lease obligations			773	1,802
Noncurrent portion of obligations under capital leases			28,398	29,172
Financing Lease Obligations, Current			2,370	0
Financing Lease Obligations, Noncurrent			84,740	55,409
Enfinity due 2025 - 2032
Debt Instrument [Line Items]
Financing lease obligations	30,521		31,494
Current Interest Rate Range, minimum (in percent)	5.63%	[1]
Current Interest Rate Range, maximum (in percent)	7.26%	[1]
SunE Solar Fund X due 2030
Debt Instrument [Line Items]
Financing lease obligations	0		55,616
Current Interest Rate Range, minimum (in percent)	3.91%	[1]
Current Interest Rate Range, maximum (in percent)	5.11%	[1]
US Projects 2014 due 2019
Debt Instrument [Line Items]
Financing lease obligations	4,508		0
Effective interest rate (in percent)	6.00%	[1]
Regulus Land Lease due 2034
Debt Instrument [Line Items]
Financing lease obligations	9,203		0		9,200
Effective interest rate (in percent)	5.75%	[1]
Secured Debt | Mt. Signal Senior Secured Notes
Debt Instrument [Line Items]
Long-term Debt	413,464		0
Effective interest rate (in percent)	6.00%	[1]
Secured Debt | CAP due 2014 (VAT) & 2032
Debt Instrument [Line Items]
Long-term Debt	247,888		243,581
Current Interest Rate Range, minimum (in percent)	5.11%	[1]
Current Interest Rate Range, maximum (in percent)	7.10%	[1]
Secured Debt | Regulus Solar Development Loan Due in 2016
Debt Instrument [Line Items]
Long-term Debt	37,935		44,400
Effective interest rate (in percent)	18.00%	[1]
Secured Debt | Regulus Solar due 2015 - 2016
Debt Instrument [Line Items]
Long-term Debt	111,525		0
Effective interest rate (in percent)	4.00%	[1]
Secured Debt | Nellis due 2027
Debt Instrument [Line Items]
Long-term Debt	46,107		0
Effective interest rate (in percent)	5.75%	[1]
Secured Debt | SunE Perpetual Lindsay due 2015
Debt Instrument [Line Items]
Long-term Debt	48,033		0
Effective interest rate (in percent)	3.27%	[1]
Secured Debt | SunE Perpetual Lindsay, due 2014
Debt Instrument [Line Items]
Long-term Debt	24,178		0
Effective interest rate (in percent)	5.75%	[1]
Secured Debt | Summit Solar U.S., due 2020 – 2028
Debt Instrument [Line Items]
Long-term Debt	17,055		9,270
Effective interest rate (in percent)	6.00%	[1]
Secured Debt | DGS Prisons, due 2024 – 2025
Debt Instrument [Line Items]
Long-term Debt	4,890		4,904
Effective interest rate (in percent)	5.75%	[1]
Secured Debt | US Projects 2009 – 2013:
Debt Instrument [Line Items]
Long-term Debt	0		8,638
Current Interest Rate Range, minimum (in percent)	5.00%	[1]
Current Interest Rate Range, maximum (in percent)	5.75%	[1]
Secured Debt | Term bonds, due 2016 – 2031
Debt Instrument [Line Items]
Long-term Debt	9,477		10,206
Current Interest Rate Range, minimum (in percent)	11.10%	[1]
Current Interest Rate Range, maximum (in percent)	11.30%	[1]
Secured Debt | System Construction and Term Debt | Predecessor
Debt Instrument [Line Items]
Long-term Debt			310,793	9,261
Current portion of long-term debt			33,683	620
Long-term debt, less current portion			277,110	8,641
Secured Debt | Solar Program Loans | Predecessor
Debt Instrument [Line Items]
Long-term Debt			10,206	10,828
Current portion of long-term debt			629	571
Long-term debt, less current portion			9,577	10,257
Capital Lease Obligations | Predecessor
Debt Instrument [Line Items]
Capital lease obligations			29,171	30,974
Current portion of capital lease obligations			773	1,802
Noncurrent portion of obligations under capital leases			28,398	29,172
Capital Lease Obligations | Alamosa Capital Lease Obligation
Debt Instrument [Line Items]
Capital lease obligations	0		29,171
Effective interest rate (in percent)	2.98%	[1]
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	$ 299,250		$ 0
Effective interest rate (in percent)	4.75%
Debt Instrument, Fixed Interest Rate, Effective Percentage	5.33%	[1],[2]

[1]	The weighted average effective interest rate for all debt outstanding during the period, excluding the amortization of deferred financing fees and debt discounts, was 5.5%.
[2]	The variable rate as of September 30, 2014 is 4.75%. The Company has entered into an interest rate swap agreement (see Note 9) fixing the interest rate at 5.33% for the next three years.